Pacer Trendpilot European Index ETF
Schedule of Investments
January 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.1%
Advertising - 0.3%
JCDecaux SA	1,845	$49,477
Publicis Groupe SA	5,493	243,864
		293,341
Aerospace/Defense - 3.7%
Airbus Group SE	14,061	2,077,798
Dassault Aviation SA	69	84,024
Leonardo SpA	9,872	122,405
MTU Aero Engines AG	1,308	398,056
Safran SA	8,422	1,363,238
Thales SA	2,543	279,832
		4,325,353
Airlines - 0.1%
Air France-KLM (a)	5,414	50,389
Deutsche Lufthansa AG	5,986	91,814
		142,203
Apparel - 5.6%
adidas AG	4,996	1,583,569
Hermes International	785	589,053
Kering	1,896	1,167,034
LVMH Moet Hennessy Louis Vuitton SE	6,358	2,787,403
Moncler SpA	4,665	201,776
Puma SE	2,090	167,817
		6,496,652
Auto Manufacturers - 2.7%
Bayerische Motoren Werke AG	8,145	581,199
Daimler AG	21,945	1,017,457
Ferrari NV	3,207	542,402
Fiat Chrysler Automobiles NV	27,841	362,251
Peugeot SA	13,766	284,123
Renault SA	4,677	182,817
Volkswagen AG	822	150,968
		3,121,217
Auto Parts & Equipment - 1.2%
Cie Generale des Etablissements Michelin	4,467	520,185
Continental AG	2,737	312,472
Faurecia	1,863	89,196
Hella GmbH & Co. KGaA	1,131	53,410
Nokian Renkaat OYJ	3,398	91,614
Pirelli & C SpA (b)	10,959	53,138
Plastic Omnium SA	1,395	35,120
Rheinmetall AG	1,112	119,281
Valeo SA	6,006	179,313
		1,453,729
Banks - 9.6%
ABN AMRO Group NV - ADR (b)	10,488	182,851
AIB Group PLC	19,876	58,504
Alpha Bank AE (a)	34,844	70,100
Banca Mediolanum SpA	7,339	66,336
Banco Bilbao Vizcaya Argentaria SA - ADR	136,697	699,889
Banco BPM SpA (a)	38,107	78,186
Banco de Sabadell SA	144,340	130,306
Banco Santander SA - ADR	372,825	1,461,474
Bank of Ireland Group PLC	23,295	114,037
Bankia SA	30,608	55,722
Bankinter SA	17,356	112,682
BNP Paribas SA	27,622	1,471,823
CaixaBank SA	90,915	266,190
Commerzbank AG	26,276	151,536
Credit Agricole SA	29,284	397,200
Deutsche Bank AG	51,784	475,760
Erste Group Bank AG	7,270	267,363
Eurobank Ergasias SA (a)	65,268	60,333
FinecoBank Banca Fineco SpA	15,529	182,128
ING Groep NV - ADR	83,277	905,221
Intesa Sanpaolo SpA	382,289	952,044
KBC Groep NV	7,008	514,989
Mediobanca Banca di Credito Finanziario SpA	18,585	185,753
National Bank of Greece SA (a)	13,851	44,303
Natixis SA	21,140	89,632
Nordea Bank Abp	81,694	645,546
Raiffeisen Bank International AG	3,295	75,279
Societe Generale SA	19,629	636,217
UniCredit SpA	57,074	764,768
Unione di Banche Italiane SpA	25,720	77,188
		11,193,360
Beverages - 2.9%
Anheuser-Busch InBev SA/NV - ADR (c)	16,961	1,277,163
Davide Campari-Milano SpA	14,383	139,257
Heineken Holding NV	2,695	265,713
Heineken NV	6,001	654,362
Pernod Ricard SA	5,375	932,922
Remy Cointreau SA	640	67,572
		3,336,989
Building Materials - 0.9%
Buzzi Unicem SpA	1,768	41,373
Buzzi Unicem SpA - Savings Shares	1,025	14,414
Cie de Saint-Gobain	12,529	475,707
HeidelbergCement AG	3,787	257,375
Imerys SA	929	40,265
Kingspan Group PLC	3,836	236,753
		1,065,887
Chemicals - 5.3%
Air Liquide SA	11,832	1,715,743
Akzo Nobel NV	5,825	551,058
Arkema SA	1,829	168,403
BASF SE	23,378	1,583,389
Brenntag AG	3,915	203,550
Covestro AG (b)	4,351	184,093
Evonik Industries AG	4,214	115,764
FUCHS PETROLUB SE	866	35,296
K&S AG	4,872	47,549
Koninklijke DSM NV	4,473	547,176
LANXESS AG	2,135	128,621
OCI NV (a)	2,438	42,180
Solvay SA - Class A	1,768	183,414
Symrise AG	3,223	332,212
Umicore SA	5,220	240,659
Wacker Chemie AG	399	28,816
		6,107,923
Commercial Services - 2.3%
Adyen NV (a)(b)	263	242,387
ALD SA (b)	2,079	30,435
Amadeus IT Holding SA	10,216	802,397
Atlantia SpA	13,485	331,565
Bureau Veritas SA	7,201	198,939
Edenred	6,177	334,242
Elis SA	4,786	93,473
Randstad Holding NV	2,786	160,547
Wirecard AG (c)	2,899	428,257
		2,622,242
Computers - 1.1%
Atos SE	2,437	203,086
Capgemini SE	3,968	494,421
Ingenico Group SA	1,613	188,193
Teleperformance	1,458	366,735
		1,252,435
Cosmetics/Personal Care - 3.6%
Beiersdorf AG	2,532	287,552
L'Oreal SA	6,151	1,718,408
Unilever NV	37,061	2,166,108
		4,172,068
Distribution/Wholesale - 0.1%
Rexel SA	7,657	91,841
Diversified Financial Services - 1.0%
Amundi SA (b)	1,450	117,795
Deutsche Boerse AG	4,693	765,364
DWS Group GmbH & Co KGaA (b)	879	34,988
Euronext NV (b)	1,566	136,076
GRENKE AG	675	67,338
		1,121,561
Electric - 6.3%
A2A SpA	39,193	78,349
E.ON SE	55,096	625,709
EDP - Energias de Portugal SA	57,421	288,102
EDP Renovaveis SA	3,852	51,265
Electricite de France SA	12,616	156,079
Endesa SA	8,052	221,198
Enel SpA	198,535	1,729,560
Engie SA	42,255	729,189
Fortum OYJ	10,948	265,422
Hera SpA	20,798	94,617
Iberdrola SA	150,499	1,647,416
Innogy SE (b)	3,256	156,757
Red Electrica Corp. SA	10,975	219,519
RWE AG	14,544	505,516
Terna Rete Elettrica Nazionale SpA	35,860	250,396
Uniper SE	4,961	162,915
Verbund AG	1,688	89,336
		7,271,345
Electrical Components & Equipment - 1.9%
Legrand SA	6,765	543,199
OSRAM Licht AG	2,248	112,815
Prysmian SpA	6,616	147,337
Schneider Electric SE	13,395	1,344,744
Signify NV (b)	2,767	92,431
		2,240,526
Energy-Alternate Sources - 0.1%
Siemens Gamesa Renewable Energy SA	5,664	90,488
Engineering & Construction - 3.0%
Acciona SA	537	60,985
Ackermans & van Haaren NV	586	93,911
ACS Actividades de Construccion y Servicios SA	6,176	205,691
Aena SME SA (b)	1,803	334,237
Aeroports de Paris	730	138,443
Boskalis Westminster	2,044	47,990
Bouygues SA	5,163	204,591
Cellnex Telecom SA (b)	5,313	264,687
Eiffage SA	1,915	222,472
Ferrovial SA	12,343	392,328
Fomento de Construcciones y Contratas SA	1,899	23,630
Fraport AG Frankfurt Airport Services Worldwide	920	68,709
HOCHTIEF AG	522	60,556
Infrastrutture Wireless Italiane SpA (b)	6,126	63,694
Mytilineos SA	2,697	27,758
Vinci SA	11,866	1,318,635
		3,528,317
Entertainment - 0.1%
OPAP SA	5,716	71,318
Food - 2.6%
Carrefour SA	14,619	248,144
Casino Guichard Perrachon SA	1,392	56,596
Colruyt SA	1,384	69,302
Danone SA - ADR	65,420	1,043,449
Glanbia PLC	5,039	58,847
Jeronimo Martins SGPS SA	6,181	106,562
Kerry Group PLC - Class A	3,706	473,901
Kesko OYJ - Class B	1,730	117,115
Koninklijke Ahold Delhaize NV	28,233	695,124
METRO AG	4,248	59,338
Suedzucker AG	1,977	33,503
Takeaway.com NV (a)(b)	992	93,625
		3,055,506
Food Service - 0.2%
Sodexo SA	2,201	230,921
Forest Products & Paper - 0.5%
Stora Enso OYJ - Class R	14,184	184,994
UPM-Kymmene OYJ	13,508	427,411
		612,405
Gas - 0.8%
Enagas SA	5,767	155,548
Italgas SpA	9,715	64,604
Naturgy Energy Group SA	7,830	206,676
Rubis SCA	2,246	139,119
Snam SpA	57,582	308,898
		874,845
Healthcare-Products - 2.4%
Carl Zeiss Meditec AG	938	114,952
DiaSorin SpA	583	71,770
EssilorLuxottica SA	7,497	1,116,231
Koninklijke Philips NV	23,062	1,058,887
QIAGEN NV (a)	5,546	185,509
Sartorius Stedim Biotech	612	110,024
Siemens Healthineers AG	3,306	155,754
		2,813,127
Healthcare-Services - 1.0%
BioMerieux	1,054	104,562
Eurofins Scientific SE	296	159,544
Fresenius Medical Care AG & Co KGaA - ADR (c)	5,957	228,570
Fresenius SE & Co. KGaA	10,305	527,153
Orpea	1,139	148,554
		1,168,383
Home Furnishings - 0.1%
Rational AG	87	65,564
SEB SA	698	89,875
		155,439
Household Products/Wares - 0.2%
Henkel AG & Co. KGaA	2,596	240,405
Societe BIC SA	673	45,493
		285,898
Insurance - 6.7%
Aegon NV	46,093	187,558
Ageas	4,777	263,679
Allianz SE	10,789	2,582,769
ASR Nederland NV	3,551	132,483
Assicurazioni Generali SpA	32,883	641,672
AXA SA	49,029	1,309,369
CNP Assurances	4,026	72,646
Hannover Rueck SE	1,546	300,912
Mapfre SA	25,056	64,247
Muenchener Rueckversicherungs-Gesellschaft AG - Class R	3,679	1,086,559
NN Group NV	8,505	296,180
Sampo OYJ - Class A	12,442	563,959
SCOR SE	4,002	170,569
Talanx AG	965	48,246
UnipolSai Assicurazioni SpA	14,703	39,461
Vienna Insurance Group AG Wiener Versicherung Gruppe	984	26,628
		7,786,937
Internet - 0.5%
Delivery Hero SE (a)(b)	2,776	214,341
Iliad SA	609	80,172
Rocket Internet SE (a)(b)	1,661	38,906
Scout24 AG (b)	2,750	189,551
United Internet AG	2,913	94,659
		617,629
Investment Companies - 0.5%
Corp. Financiera Alba SA	522	26,515
EXOR NV	2,699	199,476
Groupe Bruxelles Lambert SA	1,866	187,744
Sofina SA	409	93,669
Wendel SA	731	97,773
		605,177
Iron/Steel - 0.4%
ArcelorMittal	15,225	225,520
ThyssenKrupp AG	11,772	145,768
Voestalpine AG	2,871	69,795
		441,083
Lodging - 0.2%
Accor SA	4,825	198,154
Machinery-Diversified - 1.1%
ANDRITZ AG	1,790	70,594
CNH Industrial NV	25,112	240,183
GEA Group AG	4,206	126,366
KION Group AG	1,797	113,001
Kone OYJ - Class B	9,884	638,639
Metso OYJ	2,719	96,828
Zardoya Otis SA	4,521	34,121
		1,319,732
Media - 1.3%
Axel Springer SE	1,131	79,023
Bollore SA	24,795	101,031
Lagardere SCA	2,937	55,863
Mediaset SpA (a)	7,830	20,729
ProSiebenSat.1 Media SE	5,213	69,291
RTL Group SA	978	44,579
Telenet Group Holding NV	1,225	57,034
Vivendi SA	20,619	566,201
Wolters Kluwer NV	6,936	522,467
		1,516,218
Miscellaneous Manufacturing - 2.3%
Aalberts Industries NV	2,437	106,813
Alstom SA	4,702	249,996
Knorr-Bremse AG	1,230	134,381
Siemens AG - ADR (b)	35,248	2,169,162
		2,660,352
Oil & Gas - 4.3%
Eni SpA	63,887	896,871
Galp Energia SGPS SA	13,050	197,414
Hellenic Petroleum SA	1,479	12,975
Motor Oil Hellas Corinth Refineries SA	1,434	30,535
Neste OYJ	10,574	420,769
OMV AG	3,610	180,126
Repsol SA	35,070	484,820
TOTAL SA - ADR	57,283	2,783,381
		5,006,891
Oil & Gas Services - 0.2%
Saipem SpA (a)	14,230	59,150
TechnipFMC PLC	11,608	186,993
		246,143
Packaging & Containers - 0.1%
Huhtamaki OYJ	2,350	104,746
Pharmaceuticals - 4.8%
Amplifon SpA	3,045	86,723
Bayer AG - ADR	84,533	1,713,484
Galapagos NV - ADR (a)(c)	443	98,736
Grifols SA	8,367	281,167
Ipsen SA	873	64,870
Merck KGaA	3,308	425,208
Orion OYJ - Class B	2,592	122,662
Recordati SpA	2,423	103,808
Sanofi - ADR (c)	50,156	2,421,030
UCB SA	3,051	281,119
		5,598,807
Pipelines - 0.1%
Koninklijke Vopak NV	1,694	90,893
Private Equity - 0.1%
Eurazeo SE	1,210	86,824
Real Estate - 1.4%
Aroundtown SA	22,655	214,472
Deutsche Wohnen SE	9,039	382,945
LEG Immobilien AG	1,638	202,281
Vonovia SE	13,860	792,246
		1,591,944
Retail - 1.1%
FF Group (a)	1,259	6,702
Fielmann AG	623	49,644
GrandVision NV (b)	1,236	37,916
HUGO BOSS AG	1,638	77,752
Industria de Diseno Textil SA	26,637	897,186
JUMBO SA	2,674	54,478
Salvatore Ferragamo SpA	1,729	31,995
Zalando SE (a)(b)	3,478	167,522
		1,323,195
Semiconductors - 3.3%
ASML Holding NV - ADR	9,465	2,656,447
Infineon Technologies AG	31,800	690,404
STMicroelectronics NV	16,009	449,020
		3,795,871
Shipbuilding - 0.1%
Wartsila OYJ Abp	12,444	152,847
Software - 3.4%
Dassault Systemes SE	3,369	585,494
Nemetschek SE	1,390	94,884
SAP SE - ADR (c)	22,732	2,972,664
Ubisoft Entertainment SA (a)	2,168	165,040
Worldline SA/France (a)(b)	2,132	150,737
		3,968,819
Telecommunications - 3.6%
1&1 Drillisch AG	1,177	28,927
Deutsche Telekom AG	82,451	1,335,610
Elisa OYJ	3,656	220,332
Eutelsat Communications SA	4,704	70,664
Hellenic Telecommunications Organization SA	6,136	91,870
Koninklijke KPN NV	83,877	235,630
Nokia OYJ - ADR (c)	96,583	374,742
Orange SA	48,685	691,396
Proximus SADP	3,560	101,549
SES SA	8,926	109,933
Telecom Italia SpA (a)	272,605	147,176
Telecom Italia SpA - Savings Shares	152,922	80,559
Telefonica Deutschland Holding AG	16,981	51,470
Telefonica SA - ADR	88,511	595,679
Telekom Austria AG	3,481	27,989
		4,163,526
Transportation - 1.1%
Deutsche Post AG	24,891	871,642
Getlink SE	11,486	203,180
Hapag-Lloyd AG (b)	698	57,440
Poste Italiane SpA (b)	11,715	134,473
		1,266,735
Water - 0.5%
Suez	9,299	152,943
Veolia Environnement SA	12,615	373,272
		526,215
TOTAL COMMON STOCKS (Cost $105,420,219)		112,264,057

PREFERRED STOCKS - 1.7%
Auto Manufacturers - 1.0%
Bayerische Motoren Werke AG	1,403	78,422
Porsche Automobil Holding SE	3,904	264,721
Volkswagen AG	4,652	837,770
		1,180,913
Chemicals - 0.1%
FUCHS PETROLUB SE	1,777	78,831
Electronics - 0.2%
Sartorius AG	870	203,203
Household Products/Wares - 0.4%
Henkel AG & Co. KGaA	4,437	452,425
TOTAL PREFERRED STOCKS (Cost $1,787,405)		1,915,372

REAL ESTATE INVESTMENT TRUSTS - 1.2%
Covivio	1,201	142,787
Gecina SA	1,336	252,481
ICADE	830	92,788
Inmobiliaria Colonial Socimi SA	8,296	111,236
Klepierre	4,872	166,044
Merlin Properties Socimi SA	8,469	120,225
Unibail-Rodamco-Westfield	3,428	466,105
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,340,687)		1,351,666

SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 1.50% (d)	127,216	127,216
TOTAL SHORT-TERM INVESTMENTS (Cost $127,216)		127,216

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.5%
Mount Vernon Liquid Assets Portfolio, LLC, 1.77% (d)	2,930,484	2,930,484
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,930,484)		2,930,484

Total Investments (Cost $111,606,011) - 102.2%		118,588,795
Liabilities in Excess of Other Assets - (2.2)%		(2,505,181)
TOTAL NET ASSETS - 100.0%		$116,083,614

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those securities total $3,183,834 or 2.7% of net assets.

(c)	All or portion of this security is on loan as of January 31, 2020. The total value of securites on loan is $2,800,918 or 2.4% of net assets.
(d)	The rate shown is as of January 31, 2020.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exceptin of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Austria	$ 807,110	$ -	$ -	$ -	$ 807,110
Belgium	3,462,969	-	-	-	3,462,969
Finland	4,427,627	-	-	-	4,427,627
France	39,577,045	-	-	-	39,577,045
Germany	31,944,149	-	-	-	31,944,149
Greece	463,669	-	6,702	-	470,371
Ireland	942,042	-	-	-	942,042
Italy	8,804,575	-	-	-	8,804,575
Luxembourg	754,049	-	-	-	754,049
Netherlands	10,327,001	-	-	-	10,327,001
Portugal	592,077	-	-	-	592,077
Spain	10,017,525	-	-	-	10,017,525
Switzerland	449,020	-	-	-	449,020
United Kingdom	2,955,535	-	-	-	2,955,535
Short-Term Investments	127,216	-	-	-	127,216
Investments Purchased with Proceeds from Securities Lending	-	-	-	2,930,484	2,930,484
Total Investments in Securities	$ 115,651,609	$ -	$ 6,702	$ 2,930,484	$ 118,588,795
^ See Schedule of Investments for industry breakouts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 04/30/2019	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 01/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 01/31/2020
Common Stocks	$6,778	$ -	$ (17,665)	$ -	$ -	$ -	$ -	$ 6,702	$ (75)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 01/31/2020	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input*
Common Stocks	$6,702	Last Trade Price	Stale Data	4.80 EUR

*Table presents information for one security, which has been valued at 4.80 EUR throughout the period.
For the period ended January 31, 2020, the Fund did not recognize any transfers to or from Level 3.